Disposal of Subsidiaries - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	May. 31, 2014	Mar. 31, 2014
Beijing Boost Caring Education & Consulting Company Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold		100.00%
Beijing Max En International Education Consulting Co Ltd [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold		65.00%
Cash consideration		$ 1,560
Disposal gain		$ 3,254
Beijing New Oriental North Star Training School [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest sold	100.00%
Cash consideration	$ 364
Disposal gain	$ 367